INCOME TAX - Deferred tax assets have not been recognised (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Estimated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 21.1	R 21.2
Estimated tax losses – Capital nature
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	313.6	313.6
Unredeemed capital expenditure
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 244.4	R 244.4